GE Institutional Funds

Supplement dated June 20, 2006

to Prospectus dated January 29, 2006

Effective September 1, 2006, GE Institutional Funds’ prospectus dated January 29, 2006 is amended as follows:

1. The following paragraph supplements the section on “Disruptive Trading Policy” and immediately follows the section entitled “Disruptive Trading Policy – Omnibus Accounts with Financial Intermediaries”:

Redemption Fees

To discourage shareholders from engaging in disruptive trading in the International Equity Fund, and to offset brokerage commissions, market impact, and other costs associated with disruptive trading, a 2% redemption fee is charged on redemptions of shares of the International Equity Fund. The redemption fee is charged on redemptions that are made (either by selling the shares of the International Equity Fund or exchanging into any other Fund) within 90 days of purchase (either by buying the shares of the International Equity Fund or exchanging into the International Equity Fund), subject to certain exceptions. See “How to Invest – More on Redemption Fees” for more information about the redemption fee.

2. The following paragraphs supplement the section on “How to Invest” and immediately follows the section entitled “Disruptive Trading Policy – Risks of Disruptive Trading”:

More on Redemption Fees

A 2% redemption fee is charged on redemptions of shares of the International Equity Fund that are redeemed (either by selling the shares or exchanging into the International Equity Fund) within 90 days of purchase (either by buying the shares or exchanging into the International Equity Fund), subject to certain exceptions. Shares of the International Equity Fund held for more than 90 days are not subject to the 2% redemption fee. This fee is paid to the International Equity Fund, not GE Asset Management or the Distributor, and is designed to offset brokerage commissions, market impact, and other costs associated with short-term trading. Shares held the longest will always be redeemed first. If a shareholder transfers shares to a different account registration or converts them to a different share class, the shares will retain their original purchase date for purposes of assessing the redemption fee.

The redemption fee does not apply to shares: (1) acquired through dividends or capital gains investments; (2) purchases through a defined contribution plan (including 401(k) and 403(b) plans); (3) redeemed because of death or disability, as defined in the Code; (4) that are mandatory retirement distributions of IRA accounts that represent the minimum required distribution from an IRA.

The 2% redemption fee will also be imposed by financial intermediaries on transactions in shares held in certain omnibus accounts that are not exempt as described above.

Please retain this supplement for future reference

GE Institutional Funds

Supplement dated June 20, 2006

to Statement of Additional Information dated January 29, 2006

Effective September 1, 2006, GE Institutional Funds’ Statement of Additional Information dated January 29, 2006 is amended as follows:

1. The following paragraph supplements the section entitled “PURCHASE, REDEMPTION AND EXCHANGE OF SHARES – Redemptions”:

“Certain redemptions are subject to a redemption fee. For information on redemption fees, please see “PURCHASE, REDEMPTION AND EXCHANGE OF SHARES – Redemption Fees” later in this SAI.”

2. The following paragraph supplements the section entitled “PURCHASE, REDEMPTION AND EXCHANGE OF SHARES – Exchange Privilege” and is added to the last sentence of the second paragraph.

“An exchange may be subject to a redemption fee. For information on redemption fees, please see “PURCHASE, REDEMPTION AND EXCHANGE OF SHARES – Redemption Fees” later in this SAI.”

3. The following paragraphs supplement the section on “PURCHASE, REDEMPTION AND EXCHANGE OF SHARES” and immediately follows the section entitled “PURCHASE, REDEMPTION AND EXCHANGE OF SHARES – Exchange Privilege”:

Redemption Fees

A 2% redemption fee is charged on redemptions of shares of the International Equity Fund that are redeemed (either by selling the shares or exchanging into the International Equity Fund) within 90 days of purchase (either by buying the shares or exchanging into the International Equity Fund), subject to certain exceptions. Shares of the International Equity Fund held for more than 90 days are not subject to the 2% redemption fee. This fee is paid to the International Equity Fund, not GE Asset Management or the Distributor, and is designed to offset brokerage commissions, market impact, and other costs associated with short-term trading. Shares held the longest will always be redeemed first. If a shareholder transfers shares to a different account registration or converts them to a different share class, the shares will retain their original purchase date for purposes of assessing the redemption fee.

The redemption fee does not apply to shares: (1) acquired through dividends or capital gains investments; (2) purchases through a defined contribution plan (including 401(k) and 403(b) plans); (3) redeemed because of death or disability, as defined in the Code; (4) that are mandatory retirement distributions of IRA accounts that represent the minimum required distribution from an IRA.

The 2% redemption fee will also be imposed by financial intermediaries on transactions in shares held in certain omnibus accounts that are not exempt as described above.